Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to TokenCat Limited’s shareholders	¥ (187,991)	$ (25,756)	¥ (82,971)	¥ (166,490)
Denominator:
Weighted average number of ordinary shares outstanding, basic	520,221,825	520,221,825	406,802,365	319,539,180
Weighted average number of ordinary shares outstanding,diluted	520,221,825	520,221,825	406,802,365	319,539,180
Basic net loss per share attributable to TokenCat Limited’s shareholders | (per share)	¥ (0.36)	$ (0.05)	¥ (0.2)	¥ (0.52)
Diluted net loss per share attributable to TokenCat Limited’s shareholders | (per share)	¥ (0.36)	$ (0.05)	¥ (0.2)	¥ (0.52)